Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan
(15)	Employee Benefit Plan

Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 20 1/2. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2011, 2010 and 2009, Wilson Bank contributed $1,421,000, $218,000 and $1,310,000, respectively, to the 401(k) Plan.